As filed with the Securities and Exchange Commission on August 1 , 2012
File No. 33-56028
File No. 811-07388

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 22	☒
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 22	☒

Value Line Emerging Opportunities Fund, Inc. (Exact Name of Registrant as Specified in Charter)

7 Times Square, 21st Floor New York, New York 10036-6524 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (212) 907-1900

Mitchell E. Appel Value Line Emerging Opportunities Fund, Inc. 7 Times Square, 21st Floor New York, New York 10036-6524 (Name and Address of Agent for Service)

Copy to: Peter D. Lowenstein, Esq. 496 Valley Road Cos Cob, CT 06807

It is proposed that this filing will become effective (check appropriate box)
☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the  3 1st day of July, 201 2 .

VALUE LINE EMERGING OPPORTUNITIES FUND, INC.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President; Chief Executive Officer

          Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

*Joyce E. Heinzerling	Director	July 31 , 201 2
(Joyce E. Heinzerling)

*Francis C. Oakley	Director	July 31 , 201 2
(Francis C. Oakley)

*David H. Porter	Director	July 31, 201 2
(David H. Porter)

*Paul Craig Roberts	Director	July 31 , 201 2
(Paul Craig Roberts)

*Nancy-Beth Sheerr	Director	July 31 , 201 2
(Nancy-Beth Sheerr)

*Daniel S. Vandivort	Director	July 31 , 201 2
(Daniel S. Vandivort)

/s/ Mitchell E. Appel	Director; President and Chief	July 31 , 201 2
(Mitchell E. Appel)	Executive Officer (Principal
Executive Officer)

/s/ Emily D. Washington	Treasurer; Principal Financial	July 31 , 201 2
(Emily D. Washington)	and Accounting Officer; Secretary

*By:	/s/ Mitchell E. Appel
( Mitchell E. Appel, Attorney-in-Fact)

Pursuant to Power of Attorney filed as an exhibit to Post-Effective Amendment No. 19 and incorporated herein by reference .

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL INSTANCE DOCUMENT
EX-101.SCH	XBRL TAXONOMY EXTENSION SCHEMA DOCUMENT
EX-101.CAL	XBRL TAXONOMY EXTENSION CALCULATION LINKBASE
EX-101.DEF	XBRL TAXONOMY EXTENSION DEFINITION LINKBASE
EX-101.LAB	XBRL TAXONOMY EXTENSION LABELS LINKBASE
EX-101.PRE	XBRL TAXONOMY EXTENSION PRESENTATION LINKBASE